Stock Based Compensation - Status of United's Nonvested Stock Option Awards (Detail)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Shares, Nonvested, Beginning balance	170,892
Shares, Granted	0
Shares, Vested	(114,053)
Shares, Forfeited or expired	(313)
Shares, Nonvested, Ending balance	56,526
Weighted-Average Grant Date Fair Value Per Share, Nonvested Beginning balance | $ / shares	$ 6.16
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	6.41
Weighted-Average Grant Date Fair Value Per Share, Forfeited or expired | $ / shares	5.65
Weighted-Average Grant Date Fair Value Per Share, Nonvested Ending balance | $ / shares	$ 5.65
Restricted Stock Units (RSUs) [Member]
Shares, Nonvested, Beginning balance	266,159
Shares, Granted	177,368
Shares, Vested	(37,912)
Shares, Forfeited or expired	(42,113)
Shares, Nonvested, Ending balance	363,502
Weighted-Average Grant Date Fair Value Per Share, Nonvested Beginning balance | $ / shares	$ 35.45
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	40.4
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	36.64
Weighted-Average Grant Date Fair Value Per Share, Forfeited or expired | $ / shares	37.19
Weighted-Average Grant Date Fair Value Per Share, Nonvested Ending balance | $ / shares	$ 37.53